Other receivables, prepayments and deposits	12 Months Ended
Dec. 31, 2024
Other receivables, prepayments and deposits
Other receivables, prepayments and deposits

Note 5 - Other receivables, prepayments and deposits

Other receivables, prepayments and deposits as of December 31, 2024 and 2023 consisted of the following:

	December 31,
	2024	2023

Utility deposits	$19	$15
Other receivables	225	63
Other prepayments	227	241
Other receivables, prepayments and deposits, net	$471	$319

For the years ended December 31, 2024, 2023 and 2022, a provision of $2, $8 and $3 was charged to the consolidated statement of comprehensive loss, and no write-offs against provisions was made.